Document and Entity Information	12 Months Ended
Jun. 30, 2022 shares
Document Information [Line Items]
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Jun. 30, 2022
Entity File Number	001-41175
Entity Registrant Name	Sangoma Technologies Corp
Entity Incorporation, State or Country Code	A6
Entity Primary SIC Number	7370
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	100 Renfrew Drive
Entity Address, Adress Line Two	Suite 100
Entity Address, City or Town	Markham
Entity Address State Or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	L3R 9R6
City Area Code	905
Local Phone Number	474-1990
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	SANG
Security Exchange Name	NASDAQ
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Common Stock, Shares Outstanding	21,439,632
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Entity Central Index Key	0001753368
Current Fiscal Year End Date	--06-30
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	MNP LLP
Auditor Location	Toronto, Canada
Auditor Firm ID	1930
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	CT Corporation System
Entity Address, Address Line One	28 Liberty Street
Entity Address, City or Town	New York
Entity Address State Or Province	NY
Entity Address, Postal Zip Code	10005
City Area Code	212
Local Phone Number	894-8940